Victory Funds

Victory Strategic Income Fund

Supplement dated October 11, 2017

to the Summary Prospectus dated May 1, 2017, as supplemented (“Prospectus”)

Effective October 3, 2017, the reference to David J. Marmon in the section titled “Investment Team” found on page 7 of the Prospectus is deleted in its entirety.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.